Related Parties Disclosures	12 Months Ended
Dec. 31, 2024
Related Parties Disclosures [Abstract]
RELATED PARTIES DISCLOSURES
13	RELATED PARTIES DISCLOSURES

a.	Related party transactions

	2023	2024	2024
	RM	RM	Convenience Translation USD
Sale of goods and/or services to related parties	4,988,468	—	—
Payments made on behalf by director	247,707	23,944	5,356
Employee benefit expenses charged from related parties	15,996	12,000	2,684
Selling and administrative expenses charged from related parties	24,877	8,495	1,900

Related parties comprise mainly shareholders or companies controlled by director or shareholders.

b.	Remuneration of key management personnel

	2023	2024	2024
	RM	RM	Convenience Translation USD
Ng Chen Lok, Chairman, CEO & Director
– Director fee	536,770	678,306	151,733
Zuria Hajar Bt Mohd Adnan, CFO & Director
– Salary	62,202	92,043	20,590
– Employer Contribution to Defined Contribution Plan	8,640	10,560	2,362
– Employer Contribution to Insurance Scheme	1,158	1,217	272
Loong Xin Yee, COO
– Salary	—	120,000	26,843
Tan Kim Chuan, CTO
– Salary	—	144,330	32,286
– Employer Contribution to Defined Contribution Plan	—	2,600	582
– Employer Contribution to Insurance Scheme	—	386	86